November 16, 2007

VIA EDGAR TRANSMISSION

Linda Stirling
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Kinetics Mutual Funds, Inc. (the “Company”)
Post-Effective Amendment (“PEA”) No. 28 for the Company (“Registration Statement”) (File Nos. 333-78275; 811-09303)

Dear Ms. Stirling:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of Kinetics Mutual Funds, Inc. is Post-Effective Amendment No. 28 to the Company’s Registration Statement on Form N-1A, for the purpose of starting a new series, the “Multi-Disciplinary Fund.” Pursuant to Rule 485(a)(2), the Company anticipates that this filing will be effective 75 days after receipt of this filing.  At or before that time, the Company will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-6609.

Very truly yours,

/s/ Jeanine M. Bajczyk

Jeanine M. Bajczyk, Esq.
For U.S. Bancorp Fund Services, LLC.